Investments In Affiliated Companies, Partnerships And Other Companies (Tables)	12 Months Ended
Dec. 31, 2023
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments In Affiliated Companies

	December 31, 2023	December 31, 2022
Companies accounted for under the equity method(1)	$90,252	$105,135
Companies accounted for under the fair value method and other investments(2)	55,098	54,469
	$145,350	$159,604

(1)    See Note 6B.
(2)    See Note 6C.

Schedule of investments in companies accounted for under the equity method

	December 31, 2023	December 31, 2022
Company A (1)	$79,285	$77,632
Company B (2)	3,496	18,140
Company C (3)	—	1,546
Company D (4)	—	558
Other	7,471	7,259
	$90,252	$105,135

Schedule Of Equity In Net Earnings Of Affiliated Companies
Equity in net earnings of affiliated companies and partnerships is as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Company A	$10,526	$9,622	$10,933
Company B	1,822	2,230	3,063
Company C	9	3	(256)
Company D	(558)	(2,087)	(1,546)
Other	476	(2,726)	10,405
	$12,275	$7,042	$22,599

Balance Sheet Information
The summarized aggregate financial information of companies accounted for under the equity method is as follows:

Balance Sheet Information:

	December 31, 2023	December 31, 2022
Current assets	$465,442	$422,370
Non-current assets	136,783	135,218
Total assets	$602,225	$557,588

Current liabilities	$166,359	$138,113
Non-current liabilities	237,399	346,777
Shareholders' equity	198,467	72,698
Total liabilities and equity	$602,225	$557,588

Income Statement Information
Income Statement Information:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Revenues	$328,138	$294,120	$317,763
Gross profit	$111,698	$111,023	$129,374
Net income	$10,391	$24,416	$15,715

Investments accounted for under the fair value method
Investments accounted for under the fair value method are evaluated by applying relevant methods as the market approach with the use of an option pricing method or the earning approach using discounted future cash flows, as follows:

	December 31, 2023	December 31, 2022
Company F (1)	$17,155	$17,155
Company G (2)	19,410	17,165
Company H (3)	972	2,472
Company I (4)	13,561	13,677
Company J (5)	4,000	4,000
	$55,098	$54,469

(1)    Company F engages in the field of commercial cybersecurity. During 2021, the Company re-evaluated its holdings in Company F and increased its value in the amount of approximately $11,100. During 2022 the Company re-evaluated its investment in Company F and decreased its value in the amount of approximately $6,900 (see Note 26).

(2)    Company G engages in developing surgeon-centered visualization technologies. During 2021, following a third party investments, the Company re-evaluated the fair value of its holdings in Company G and recognized in other income a gain of approximately $4,800. During 2022, the Company invested in Company G $1,400 and following third parties investments, the Company re-evaluated the fair value of its holdings in Company G and recognized in other income a gain of approximately $3,200. During 2023, the Company invested in Company G $3,600 and following third parties investments, the Company re-evaluated the fair value of its holdings in Company G and recognized in other income a loss of approximately $1,300 (See Note 26).

(3)    Company H is an Israeli company held 35% by the Company. During 2021, the Company estimated the fair value of its holdings in Company H and recorded a gain of approximately $400 in its fair value. During 2022 the Company re-evaluated its investment in Company H and decreased its value in the amount of approximately $2,500. During 2023 the Company re-evaluated its investment in Company H and recognized in other income a loss of approximately $1,500(see Note 26).

(4) Company I is an Israeli Company held 7% by the Company. During 2020, the Company invested approximately $5,000 in Company I. As a result, the Company re-evaluated its investment in Company I and increased its value in the amount of approximately $4,100. During 2021, due to shareholders investment, the Company estimated the fair value of its holdings in Company I and recorded a gain of approximately $1,000 in its fair value. During 2023, due to shareholders investment, the Company estimated the fair value of its holdings in Company I and recorded a loss of approximately $118 in its fair value (see Note 26).

(5) Company J is an Israeli company of which the Company owns 25% of the outstanding share capital, which is engaged in the field of tactical ground robotic systems. During 2021, the Company invested in Company J $1,000. During the first quarter of 2022 the Company invested $2,000 in Company J. During the last quarter of 2022 the Company re-evaluated its investment in Company J and decreased its value in the amount of approximately $4,000.